Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments of Certain Guarantees Classified Based on Internal Ratings) (Detail) - Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees - JPY (¥)
¥ in Billions
	Sep. 30, 2019	Mar. 31, 2019
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 4,829	¥ 5,065
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	3,909	4,124
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 920	¥ 941